Equity-Based Compensation - Stock Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Number of Shares [Roll Forward]
Number of shares, Outstanding at beginning balance	839,715	1,015,514	1,105,812
Number of shares, Granted	134,433	106,168	360,586
Number of shares, Expired	(10,000)	(77,707)	(55,126)
Number of shares, Forfeited	(214,104)	(204,260)	(395,758)
Number of shares, Outstanding at ending balance	750,044	839,715	1,015,514
Number of shares, Exercisable	611,453	576,871	653,978
Number of shares, Options expected to vest	138,591
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, Outstanding at beginning balance	$ 17.61	$ 21.15	$ 24.22
Weighted average exercise price, Granted	7.04	5.51	13.11
Weighted average exercise price, Expired	29.29	24.73	16.63
Weighted average exercise price, Forfeited	21.19	26.20	23.03
Weighted average exercise price, Outstanding at ending balance	14.54	17.61	21.15
Weighted average exercise price, Exercisable	15.43	$ 19.00	$ 24.46
Weighted average exercise price, Options expected to vest	$ 10.61
Weighted Average Contractual Term and Intrinsic Value [Abstract]
Weighted average remaining contractual term, Outstanding	6 years 6 months
Weighted average remaining contractual term, Exercisable	6 years 2 months 12 days
Weighted average remaining contractual term, Options expected to vest	7 years 10 months 24 days
Intrinsic value, Outstanding	$ 1,107
Intrinsic value, Exercisable	1,037
Intrinsic value, Options expected to vest	$ 70